3. Furniture and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
3. Furniture and Equipment

Note 3 Furniture and Equipment

Property and equipment consisted of the following at December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Office Equipment	$136,611	$120,759
Furniture and Fixtures	30,561	29,071
Total	167,172	149,830
Less: Accumulated Depreciation	(39,651)	(17,221)
Property and Equipment - net	$127,521	$132,609